Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

	Note	31 December 2022 £m	31 December 2021* £m
Cost and carrying amount
At beginning of the year / period		363.5	184.3
Additions	29	—	177.0
Measurement period adjustments	29	—	(1.3)
Transfer to asset held for sale	8	(1.6)	—
Exchange differences		36.4	3.5

At end of the year / period		398.3	363.5

Allocated to BioVision CGU		—	179.7
Allocated to Group CGU		398.3	183.8

At end of the year / period		398.3	363.5

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision